Revenue	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Revenue

19	Revenue

	2023	2022	2021

Tuition fees	3,505,250	2,827,567	2,124,589
Other	263,937	213,040	167,441
Deductions
Discount and scholarships	(240,314)	(241,404)	(229,254)
Early payment discounts	(195,054)	(92,234)	(49,879)
Returns	(27,743)	(45,402)	(42,373)
Taxes	(142,825)	(107,004)	(74,232)
PROUNI	(287,338)	(225,506)	(176,921)
Revenue from contracts with customers	2,875,913	2,329,057	1,719,371

Timing of revenue recognition of revenue from contracts with customers:
Tuition, digital content and app subscription fees - Transferred over time	2,821,251	2,273,578	1,640,889
Other - Transferred at a point in time	54,662	55,479	78,482

The Company’s revenue from contracts with customers are all in Brazil. The Company is not subject to the payment of the Social Integration Program tax (Programa de Integração Social, or PIS) and the Social Contribution on Revenue tax (Contribuição para o Financiamento da Seguridade Social, or COFINS) on the revenue from under graduation degrees under the PROUNI program.

The table below presents statements of income for the Company’s operating segments for the years ended December 31, 2023, 2022 and 2021:

Revenue by segment	Undergrad	Continuing Education	Digital Services	Elimination (inter-segment transactions)	2023

Types of services or goods	2,511,018	146,827	229,285	(11,217)	2,875,913
Tuition fees	2,494,121	146,477	-	-	2,640,598
Other	16,897	350	229,285	(11,217)	235,315

Timing of revenue recognition	2,511,018	146,827	229,285	(11,217)	2,875,913
Transferred over time	2,494,121	146,827	191,520	(11,217)	2,821,251
Transferred at a point in time	16,897	-	37,765	-	54,662

Revenue by segment	Undergrad	Continuing Education	Digital Services	Elimination (inter-segment transactions)	2022

Types of services or goods	2,037,889	108,806	189,984	(7,622)	2,329,057
Tuition fees	2,023,128	108,648	-	-	2,131,776
Other	14,761	158	189,984	(7,622)	197,281

Timing of revenue recognition	2,037,889	108,806	189,984	(7,622)	2,329,057
Transferred over time	2,024,373	108,806	145,939	(5,540)	2,273,578
Transferred at a point in time	13,516	-	44,045	(2,082)	55,479

Revenue by segment	Undergrad	Continuing Education	Digital Services	Elimination (inter-segment transactions)	2021

Types of services or goods	1,498,408	72,983	151,958	(3,978)	1,719,371
Tuition fees	1,486,111	72,983	-	-	1,559,094
Other	12,297	-	151,958	(3,978)	160,277

Timing of revenue recognition	1,498,408	72,983	151,958	(3,978)	1,719,371
Transferred over time	1,486,111	72,983	81,795	-	1,640,889
Transferred at a point in time	12,297	-	70,163	(3,978)	78,482